Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt [Abstract]
Schedule of Valuation derivative liabilities attached to the convertible debt
Year Ended December 31,
	2015	2014
Volatility	135.41% - 197.50%	-
Risk-free interest rate	0.16% - 1.54%	-
Expected term	0.25 - 4.25 years	-